August 10, 2006

VIA EDGAR

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-7010

Re:
NewPage Holding Corporation
Registration Statement on Form S-4
File No. 333-129343 (the "Form S-4")

Dear Ms. Duru:

        On behalf of NewPage Holding Corporation, Inc. (the "Registrant"), we have filed simultaneously by EDGAR, Amendment No. 4 ("Amendment No. 4") to the Form S-4, which addresses the applicable comments contained in the Comment Letter (as defined below).

        This letter is in response to the comments of the Staff set forth in its letter dated May 10, 2006 (the "Comment Letter"), concerning the Form S-4 and the Registrant's Registration Statement on Form S-1 (File No. 333-133367) (the "Form S-1"). For the convenience of the Staff, we have repeated each of the Staff's comments in italics immediately above our responses to each corresponding comment. Capitalized terms used herein and not otherwise defined herein have the meanings set forth in Amendment No. 4.

        As discussed with the Staff by telephone on August 9, 2006, certain of these comments already have been addressed in amendments to the Registrant's Form S-1. To the extent applicable to the Form S-4, such revisions also have been incorporated into Amendment No. 4 filed herewith. As also discussed, to the extent that the Registrant completes the initial public offering of common stock contemplated by the Form S-1, as indicated in the use of proceeds in the Form S-1, the Registrant will redeem in full the securities being registered pursuant to the Form S-4. Therefore, the initial public offering and the application of the proceeds therefrom are not addressed in Amendment No. 4. We note that we also have otherwise made applicable conforming changes to conform the Form S-4 to the Form S-1 disclosure submitted to the Staff.

Form S-4/A

General

1.
Contemporaneous with the filing of the current amendment, you have also filed a Form S-1 registration statement relating to an initial public offering of your common stock. The amended S-4 disclosure should be revised where appropriate to reflect this offering.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  For example, the disclosure in the S-1 regarding your anticipated use of proceeds following the initial public offering is currently omitted from the S-4 prospectus. Revise the disclosure throughout the S-4 to reference material information regarding the initial public offering and the impact of such on your financial condition for the upcoming 12 months. As appropriate, please make parallel changes to affected disclosure in the S-1 based on revisions made to the S-4.

  Please see the third paragraph of this letter.

2.
We expect that you will need to update your financial statements to comply with Rule 3-12 of Regulation S-X.

  The financial statements included in the Form S-4 have been updated.

3.
Include a Recent Developments Section that discloses the recent divestiture of your carbonless paper business segment and the decision to commence an initial public offering of common stock of the company.

  The revisions requested by the Staff have been made in Amendment No. 4.

4.
We remind you of prior comment 11 of our letter dated December 1, 2005 in which we requested you provide objective support for the statements made in the prospectus. On page 5, you disclose your belief in your ability to reduce or avoid market down-time and to participate in improving industry pricing in 2006. You state this belief is based in part, on assumptions relating to demand for coated paper products remaining stable or increasing. However, on page 49, you disclose that in the second quarter of fiscal 2005, you experienced a reduction in sales volume caused largely by "a slowdown in industry demand". You further state that this led to market related down-time which reduced your production by approximately 30,000 tons more of coated paper in the fiscal year 2005 as compared to the fiscal year 2004. In light of the recent industry downturn in demand, please provide support and clarify the reasons for your belief that demand will in fact, stabilize or increase in 2006. Further, rather than defining "RISI" on page 32, revise your disclosure to define the term when first used in the prospectus. Additionally, please confirm that the studies referenced in the prospectus are available to the public free of charge or for a de minimis amount.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

Prospectus Summary, page 1

Summary Terms of New Notes, page 11

5.
Revise the second sentence in footnote 1 to clarify that the paper series also now includes Class C common percentage interests. Please also note our subsequent comment requesting clarification of the circumstances surrounding the issuance of such interests.

  The revisions requested by the Staff have been made in Amendment No. 4.

6.
Update the disclosure in this section and in the disclosure under "Description of the New Notes" on page 102 to reference the newly announced public offering of securities and your intention to fully redeem the PIK Notes with the proceeds raised from such an offering.

  The revisions requested by the Staff have been made in Amendment No. 4.

Summary Historical and Pro Forma Combined Financial Data, page 15

7.
You state that you present EBITDA in the prospectus because "it is a primary component of certain covenants..." However, we note from your discussion of covenants within the Description of Certain Indebtedness on page 98 and 99, that the covenants are based on an amount identified as adjusted EBITDA, which has a different meaning than EBITDA. As such, the relevance of your presentation and discussion of EBITDA as a factor in your covenant calculations is somewhat illusive, and may require further revision to clarify.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Risk Factors, page 18

Risks Relating to the New Notes, page 18

"A substantial portion of our debt...," page 19

8.
Remove the mitigating language that appears in the last sentence of this risk factor.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

Risks Relating to Our Business, page 23

"If we are unable to obtain raw materials..," page 25

9.
On page 52 you provide an estimate of the impact to your financial condition and results of operations resulting from a $1 increase in the cost of a barrel of crude oil, Further supplement this risk factor to delineate, as done on page 52, the dollar impact resulting from inflation related to recent increases in energy costs.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Unaudited Pro Forma Combined Financial Data and Other Pro Forma Information, page 37

10.
Please expand your introductory paragraphs to describe the transactions that underlie the presentation of the pro forma financial information, including the dates of the transactions and consideration paid. We expect the discussion would be similar to that provided within Management's Discussion and Analysis on page 44 and 45, and responsive to the requirements set forth in Rule 11-02(b)(2) of Regulation S-X.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

11.
We note that you have not reflected the sale of your carbonless paper business or hydroelectric facilities in the pro forma statements. On a combined basis, the sales of the carbonless paper business and hydroelectric facilities appear to meet the definition of a significant subsidiary in Rule 1-02(w) of Regulation S-X. In addition, as the carbonless paper business was considered a separate segment under the provisions of SFAS 131, it would seem that the sale of such segment would be material to investors. As such, it appears you may need to revise the pro-forma financial information to show the effects of the pending disposition of the carbonless paper segment and the hydroelectric facilities to comply with Rule 11-01(a)(4) of Regulation S-X. We would not object if you wish to utilize separate columns for subtotals and differentiating these pro forma adjustments.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

12.
Since you have filed a Form S-1 for an initial public offering of your common shares, with the intention of using proceeds to redeem various notes, pay premiums on note redemptions, restructure credit facilities, and pay a distribution to your parent company, we believe that you should revise the pro forma financial information in the Form S-4 to also show the effects of the initial public offering and your intended use of proceeds. Please utilize subtotals in your pro forma financial statements, before these adjustments.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  Please see the third paragraph of this letter. We note that the transactions contemplated by the use of proceeds in the Form S-1 will occur only if we complete the initial public offering. Because the Notes will not remain outstanding following an initial public offering, we have not included these transactions in the Form S-4.

13.
In Note 3 to the pro forma consolidated statement of operations you explain that the reduction in selling, general and administrative costs includes stand-alone costs that have been incurred under "other contractual arrangements" subsequent to the acquisition. Please clarify in your disclosure whether the "other contractual arrangements" includes the costs associated with the information technology and human resources services agreement with Accenture, which you discuss on page F-47 and in various other locations within the document. Please explain your position if this is not the case.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 44

Liquidity and Capital Resources, page 44

14.
Revise to clarify whether your estimated budget includes anticipated net proceeds available following the initial public offering or whether the estimated budget is based solely on current cash and credit available. Supplement your discussion to reference expenditures to be made in connection with the redemption of the New Notes in the event your initial public offering is completed.

  Please see the third paragraph of this letter.

Sale of Carbonless Paper Business and Hydroelectric Generating Facilities, page 45

15.
Supplement your disclosure by providing an explanation of the reasons for the divestiture of the carbonless paper business segment.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Cost of Sales, page 46

16.
In light of recent volatility in the price of crude oil, and therefore, petroleum-based products, rather than state the price of latex increased "significantly", quantify the dollar amount by which such prices increased in 2005 in comparison to 2004.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Liquidity and Capital Resources, page 53

17.
In Note R to your audited financial statements, you explain that your operating subsidiaries existing indebtedness prevents it from making distributions to you, that you have no independent assets or operations, and therefore, your ability to repay the PIK notes is dependent on your ability to raise funds from issuing capital stock.

  The guidance in Instruction 6 to Item 303(a) of Regulation S-K explains that in situations where distributions from subsidiaries are restricted, the discussion of liquidity should describe the nature and extent of such restrictions and the impact such restrictions have had and are expected to have on the ability of the parent to meet its cash obligations. Please revise your disclosure to provide this discussion.

  The revisions requested by the Staff have been made in Amendment No. 4.

Capital Expenditures, page 54

18.
Although you specify how approximately $21 million of the $90 million 2006 capital expenditure budget will be spent, you have not delineated how you intend to spend the remaining $69 million. Please revise your disclosure accordingly.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

19.
We note the recent sale of the carbonless paper business and the revised disclosure in the Business section that states a business strategy of the company's will be to "enhance scale through opportunistic acquisitions and strategic partnerships." Please advise us of your intentions with respect to future acquisitions that would be consummated in the next 12 months and specify the limitations imposed on you with respect to the types of business acquisitions you may make generally. In this regard, we refer you to Section 5.06 of the Asset Purchase Agreement dated February 21, 2006 in which you agree to refrain from directly or indirectly engaging in business of the kind done by the carbonless business segment sold during a restricted period. We may have further comment.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

20.
Revise your disclosure to reference the sources of capital you intend to use to accomplish your business strategy with respect to the acquisitions and strategic partnerships you reference on page 72.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Legal Proceedings, page 82

21.
We note the updated disclosure under Legal Proceedings with respect to the pending case in the Federal District Court of Maryland. Clarify your disclosure to indicate whether you anticipate being able to receive indemnification from MeadWestco in the event the court rules in favor of the Environmental Protection Agency. Specifically, clarify whether the issues involved in the case relate to the design, installation or construction of scrubber-compliant baghouse that would be considered capital spending as defined in the purchase agreement. In this regard, we note that MeadWestvaco would not indemnify you for litigation losses stemming from such design, installation or construction. We may have further comment.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Management, page 83

22.
Please revise the biographical information of the directors and officers so that it complies with Item 401 of Regulation S-K. For example, revise the biographies to ensure that you completely describe each individual's business experience for the past five years and disclose the dates of experience by month and year. Also, ensure that there are no gaps or ambiguities regarding time in the five-year business sketches you provide. For example, we note gaps in the biographies of Messrs. Suwyn, Clark, Cooper, Armstrong, Prystash, and Strong.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Summary Compensation Table, page 87

23.
It would appear based on the salary and bonus received by Mr. Martin that he should be amongst the officers included in the summary compensation table. Please revise or advise.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Termination Provisions, page 89

24.
Revise to specify here and in the disclosure regarding Mr. Vogel, the welfare benefits and value thereof that the named executives are entitled to receive.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Former Chief Executive Officer, page 89

25.
Revise to specify the "certain conditions" that must be satisfied in order for Mr. Vogel to receive the repurchase consideration of $7 million. Additionally, please provide us with the repurchase agreement dated April 5, 2006 that you reference in the disclosure.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Management Restricted Participation Interests, page 90

26.
We note that a portion of the Class A, B and C Common Percentage Interests will automatically vest upon an "initial public offering." Revise the disclosure to clarify whether the "initial public offering" must be made by you or by Maple Timber Acquisition. If the "initial public offering" must be made by you, update the discussion to explain that you filed a Form S-1 for such an offering, and include the impact of the vesting on the consolidated financial statements within a footnote to the pro forma financial information.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

27.
It appears that Class C Common Percentage interests were recently issued to Mr. Willet. Explain, to us why Class C Common Percentage interests were exclusively issued to Mr. Willet and generally inform us of the circumstances under which new classes of Common Percentage interests can be issued. For example, explain whether additional series of Common Percentage interests in Maple Timber Acquisition will be issued upon the engagement of new or additional executive officers or directors. Finally, in light of the pending initial public offering, revise to delineate the impact, if any, on the investors in the initial public offering resulting from additional issuances and distributions to current percentage interest holders.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Certain Material U.S. Federal Income and Estate Tax Considerations, page 140

28.
Please revise the discussion included in this section to specifically state that the discussion constitutes the opinion of counsel. In addition, identify tax counsel who is issuing the opinion.

  The revisions requested by the Staff have been made in Amendment No. 4.

Financial Statement—NewPage Holding Corporation and Subsidiaries, page F-24

Note B-Summary of Significant Accounting Policies, page F-30

Derivative financial instruments, page F-30

29.
You disclose that the fair value of purchased derivative instruments is based on the amount you could receive from the counterparty. However, in the next paragraph regarding the fair value of financial instruments you explain that the fair values of the interest rate swaps and cap, and the basket option contract is based on quotes from brokers. These two disclosures do not appear to be consistent with one another. Please clarify within the disclosures how the fair values of the instruments are determined.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Note C—Acquisition and Related Transactions, page F-32

30.
Revise the discussion to clearly indicate whether you had any operations and/or activity prior to the acquisition of the predecessor. In other words, it should be clear from the disclosure what your date of inception is, and why you are only presenting the results of operations for the eight months ended December 31, 2005.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Note P—Subsequent Events, page F-49

31.
You explain that the assets sold related to the hydroelectric generating facilities and the carbonless paper business were not classified as held for sale because approval for the sales did not occur prior to December 31, 2005. Please address all the points identified in paragraph 30 of SFAS 144 in making your determination. We anticipate that you will

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  be reclassifying activity associated with these operations to comply with the guidance in paragraph 42 of SFAS 144 when updating your financial statements.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Exhibit 12.1

32.
The entire schedule is labeled as that of NewPage Holding Corporation and Consolidated Subsidiaries without giving any indication that the periods from 2001 through April 30, 2005 relate to the predecessor. Please revise to clearly indicate the periods related to the predecessor and include a line separating the predecessor from successor, similar to the presentation in the Selected Financial Information on page 41.

  The revisions requested by the Staff have been made in Amendment No. 4.

Form S-1

General

33.
Provide updated disclosure in each amendment. For example, please include information regarding the stock-split you intend to effect prior to the closing of the initial public offering. We will need time to review all new disclosure, any additional proposed artwork or graphics and all omitted exhibits. You can expedite the review process by providing all this information and all these documents promptly. We may have additional comments.

  This comment was addressed in our letter of July 10, 2006, filed with respect to the Registrant's Amendment No. 3 to the Form S-1.

Cover Page

34.
Please provide disclosure regarding the number of shares being offered and the estimated price range of the shares as required by Item 501(b) of Regulation S-K.

  This comment was addressed in our letter of July 10, 2006, filed with respect to the Registrant's Amendment No. 3 to the Form S-1.

35.
Your current disclosure states your intention to apply for listing on the New York Stock Exchange. Please clarify whether you have in fact applied for listing on the New York Stock Exchange and if not, specify the reasons why you have not yet applied.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

Dividend Policy, page 27

36.
Please revise to explain why you believe you will be capable of distributing dividends given the net loss you incurred during the last fiscal year on a pro forma basis. Further, disclose the percentage of available cash for distribution that you intend on distributing. We may have further comment.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Unaudited Pro Forma Consolidated Statement of Operations, page 32

37.
Revise the pro forma information to include a measure of earnings (loss) per share in accordance with Rule 11-02 of Regulation S-X.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

38.
Please note that it is our expectation that the pro forma financial information presented in the S-1 should be the same as that presented in the Form S-4. Please advise us of any additional information that you believe should be considered.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

Financial Statements of Printing and Writing Papers Business, page F-2

Report of Independent Registered Public Accounting Firm, page F-2

39.
We note that your auditors have issued an audit report opining on the accompanying combined financial position at December 31, 2004 and 2003. However, the December 31, 2003 balance sheet is not included in your filing. As we believe that financial statements referenced in an audit opinion should correspond precisely with those that are included in the filing, it will be necessary to either have your independent auditors remove the reference to the December 31, 2003 combined statement of financial position, or to revise the document to include the statement.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1. Parallel changes have been made in Amendment No. 4.

Combined Statements of Operations, page F-3

40.
We note you present loss per share for the predecessor based on the capital structure of the successor, although you have refrained from reporting share activity in the

Mellissa Campbell Duru, Esq.
Securities and Exchange Commission
August 10, 2006

  Statements of Changes in Combined Equity on page F-5. Please explain your rationale in utilizing the capital structure of the successor entity in deriving per share results for your predecessor entity, describe the character of the measures that you believe this procedure yields, and also tell us the reasons you believe presenting the measures in the Form S-1 is appropriate, while leaving them out of the Form S-4.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

41.
We note that while the net losses for the periods are presented in millions, your disclosure on page F-25 suggests that the number of common shares outstanding is not. Please revisit your EPS calculations and related disclosures throughout the document, and revise as necessary to correctly present the measures of loss per share.

  This comment was addressed in our letter in response to the Comment Letter, dated May 19, 2006, with respect to the Registrant's Amendment No. 1 to the Form S-1.

* * * * *

        Your prompt review of Amendment No. 4 to the Form S-4 is greatly appreciated. Please contact the undersigned at (212) 756-2358 or Michael R. Littenberg at (212) 756-2524 with any questions concerning this submission.

Yours very truly,
/s/Jennifer Fanjiang Jennifer Fanjiang
cc:
Matthew L. Jesch
NewPage Holding Corporation
Chief Financial Officer

Douglas K. Cooper
NewPage Holding Corporation
Vice President, General Counsel and Secretary

Gregory A. Hoffbauer
NewPage Holding Corporation
Assistant Controller

Michael R. Littenberg, Esq.
Schulte Roth & Zabel LLP